Discontinued Operations - Additional Information (Details) - CAD ($) $ in Thousands	May 15, 2020	Jul. 02, 2019	Dec. 31, 2019
Term Debt Facility
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Principal amount			$ 115,000
Bridge Farm
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Debt transferred to purchaser as sale consideration	$ 45,000
Cancellation of common shares	2,991	$ 2,700
Equity instruments held		$ 3,000
Bridge Farm | Term Debt Facility
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Principal amount	115,000
Reducing borrowing obligations	$ 70,000